Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity	$ 32,002	$ 31,289
Cumulative translation adjustments
Equity	(95)	(93)
Additional paid-in capital
Equity	$ 1,875	$ 1,875